Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Registrant Name	DCP MIDSTREAM, LP
Entity Central Index Key	0001338065